Provisions	12 Months Ended
Dec. 31, 2025
Provisions.
Provisions

(14) Provisions

- Accounting principles -

Provisions are recognized if as a result of past events, the Group has:

–	a present legal or constructive obligation,
–	the amount can be estimated reliably, and,
–	it is more likely than not that an outflow of resources will be required to settle the obligation.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessments of the time value of money.

A provision for onerous contracts is recognized when the expected benefits to be derived by the Group from such a contract are lower than the unavoidable expenses of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected expenses of terminating the contract and the expected net expense of continuing with the contract. Before a provision is established, the Group recognizes any impairment expense on the assets associated with that contract.

Reorganization provisions are recognized when the Group has a constructive obligation, which is when:

–	there is a detailed formal plan that identifies the business or parts of the business concerned, the location and number of employees affected, the detailed estimate of the associated costs, and the timeline; and
–	the employees affected have been notified of the plan’s main features.

- Provision -

The current provisions consist of the following:

	December 31,	December 31,
in k€	2025	2024
Other personnel expenses	38,786	31,317
Pensions	997	1,572
Other provisions	13,296	9,858
Reorganization	5,464	19,473
Total current provisions	58,543	62,219

The non-current provisions consist of the following:

	December 31,	December 31,
in k€	2025	2024
Pensions	10,312	10,223
Other personnel expenses	1,232	1,315
Other provisions	3,174	2,918
Reorganization	3,317	5,128
Total non-current provisions	18,035	19,585

The following table summarizes the development of total provisions recorded during 2025:

			Divestment	Foreign	Remeasurement
	Jan 1,		of affiliated	currency	through			Dec 31,
	2025	Additions	companies	exchange	OCI	Consumption	Release	2025
	in k€	in k€	in k€	in k€	in k€	in k€	in k€	in k€
Other personnel expenses	32,632	34,821	1,876	(1,217)	—	22,342	2,000	40,018
Pensions	11,795	6,818	418	(18)	(720)	6,148	—	11,309
Other provisions	12,776	25,136	290	(262)	—	16,420	4,470	16,470
Reorganization	24,601	1,094	—	(252)	—	15,266	1,396	8,781
Total	81,804	67,869	2,584	(1,749)	(720)	60,176	7,866	76,578

The following table summarizes the development of total provisions recorded during 2024:

			Divestment	Foreign	Remeasurement
	Jan 1,		of affiliated	currency	through			Dec 31,
	2024	Additions	companies	exchange	OCI	Consumption	Release	2024
	in k€	in k€	in k€	in k€	in k€	in k€	in k€	in k€
Other personnel expenses	43,654	21,823	219	477	—	31,284	1,820	32,632
Pensions	14,170	3,248	12	22	(1,217)	2,694	1,721	11,795
Other provisions	3,404	23,785	757	189	—	11,723	2,123	12,776
Reorganization	—	68,459	36	69	—	32,291	11,599	24,601
Total	61,228	117,315	1,024	757	(1,217)	77,992	17,264	81,804

The provision for personnel expenses mainly consists of bonus accruals (December 31, 2025: €22,938k; December 31, 2024: € 9,662k) and accrued vacation (December 31, 2025: € 14,447k; December 31, 2024: € 17,018k). The provision for pensions mainly relates to pensions in France (see Note 13).

The other provisions mainly consist of litigation and indemnification obligations (December 31, 2025: € 7,156k; December 31, 2024: € 497k), of accrued audit fees (December 31, 2025: € 3,254k; December 31, 2024: € 3,675k) as well as restoration provisions (December 31, 2025: € 3,174k; December 31, 2024: € 2,823k). In accordance with IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’ (paragraph 92), no further information is disclosed so as not to prejudice Evotec’s position.

In April 2024, the Group announced that it was currently assessing its current footprint and activities. As of December 31, 2025, the Group has a remaining provision to cover the expected and estimated costs associated with the remaining reorganization efforts of its activities in the countries in which it operates. The reorganization provision mainly consists of obligations related to vacated lease assets in the UK (December 31, 2025: € 4,253k; December 31, 2024: € 4,778k) as well as employee termination benefits in France (December 31, 2025 € 3,343k; December 31, 2024: € 7,976k).